Summarized Financial Information of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INFORMATION OF SUBSIDIARIES, SUMMARIZED
Summary of Financial Information on Subsidiaries

As of December 31, 2020, 2019 and 2018, summarized financial information of the Company’s principal consolidated subsidiaries prepared under IFRS is as follows:

	12-31-2020
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	582,076,850	1,069,130,548	1,651,207,398	394,984,535	355,577,789	900,645,074	1,651,207,398	1,382,068,218	(1,116,324,483)	265,743,735	158,471,761	99,889,095	5,929,058	105,828,440	(23,421,217)	82,407,223	(3,032,588)	79,374,635
Enel Generación Chile	Separate	450,585,522	2,568,790,911	3,019,376,433	346,738,652	962,018,025	1,710,619,756	3,019,376,433	1,454,983,823	(906,062,618)	548,921,205	421,458,046	(355,272,815)	(47,019,373)	(311,920,879)	154,534,331	(157,386,549)	97,628,933	(59,757,615)
Enel Distribución Chile	Separate	577,456,051	1,060,265,626	1,637,721,677	377,127,464	355,408,175	905,186,038	1,637,721,677	1,378,024,639	(1,115,217,690)	262,806,949	156,516,439	99,162,164	5,643,080	104,815,531	(23,518,908)	81,296,623	(3,031,870)	78,264,753
Empresa Eléctrica Pehuenche S.A.	Separate	57,648,247	165,957,367	223,605,614	43,582,095	42,466,077	137,557,442	223,605,614	162,555,069	(29,660,883)	132,894,186	126,117,737	118,664,949	537,780	119,202,729	(32,100,661)	87,102,068	—	87,102,068
Enel Green Power Chile Ltda.	Separate	—	—	—	—	—	—	—	2,643,361	—	2,643,361	656,694	443,065	(728,828)	(285,763)	(27,623)	(313,386)	32,849,632	32,536,246
Empresa Electrica Panguipulli S.A.	Separate	—	—	—	—	—	—	—	36,961,169	(1,553,242)	35,407,927	30,644,413	17,824,133	(2,975,352)	14,848,781	(1,094,018)	13,754,763	3,300,577	17,055,341
Geotermica del Norte S.A.	Separate	6,236,103	400,007,251	406,243,354	47,175,660	322,246	358,745,448	406,243,354	29,621,783	(1,987,867)	27,633,916	22,284,312	4,542,775	(4,106)	4,538,668	(350,271)	4,188,397	(20,985,401)	(16,797,004)
Parque Eolico Talinay Oriente S.A.	Separate	80,718,677	81,224,769	161,943,446	3,322,615	24,923,743	133,697,088	161,943,446	13,327,199	(215,507)	13,111,692	10,119,202	2,877,967	569,821	3,447,787	(1,028,866)	2,418,922	(7,863,429)	(5,444,508)
Enel Green Power Chile S.A.	Separate	48,915,258	1,536,057,410	1,584,972,668	337,590,586	542,949,053	704,433,029	1,584,972,668	176,960,820	(30,028,125)	146,932,695	119,153,489	72,729,793	(24,394,047)	48,335,747	(14,300,689)	34,035,057	(61,492,284)	(27,457,227)
Almeyda Solar S.P.A	Separate	16,915,219	461,620,519	478,535,738	204,561,234	72,286,638	201,687,866	478,535,738	52,290,734	(2,463,593)	49,827,141	41,553,826	24,434,638	(7,386,090)	17,048,548	(4,556,211)	12,492,337	(21,883,149)	(9,390,812)
Grupo Enel Green Power	Consolidated	139,617,642	2,097,626,417	2,237,244,059	579,459,760	644,053,803	1,013,730,496	2,237,244,059	297,348,087	(12,123,965)	285,224,122	241,778,194	140,591,339	(33,609,299)	106,911,680	(25,014,045)	81,897,635	(63,316,482)	18,581,153
Grupo Enel Generación Chile	Consolidated	465,808,355	2,625,152,610	3,090,960,965	347,895,331	1,003,735,347	1,739,330,287	3,090,960,965	1,490,102,269	(811,503,735)	678,598,534	547,442,737	(236,607,867)	(46,481,593)	(271,116,321)	122,433,670	-148682651	97,437,499	(51,245,152)

	12-31-2019
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	289,393,933	1,175,550,962	1,464,944,895	317,248,208	301,769,861	845,926,826	1,464,944,895	1,412,871,737	(1,114,936,281)	297,935,456	201,152,462	152,293,464	5,232,127	157,525,602	(38,748,555)	118,777,047	(5,268,320)	113,508,727
Enel Generación Chile	Separate	583,721,624	2,934,658,635	3,518,380,259	449,869,095	1,081,712,205	1,986,798,959	3,518,380,259	1,566,647,603	(1,015,974,072)	550,673,531	438,227,197	273,796,017	(61,735,905)	378,925,840	(47,979,392)	330,946,448	(51,590,095)	279,356,353
Enel Distribución Chile	Separate	281,307,184	1,166,614,368	1,447,921,552	293,190,807	301,606,886	853,123,859	1,447,921,552	1,409,434,510	(1,113,958,943)	295,475,567	200,130,596	151,879,931	4,770,147	156,650,077	(38,583,882)	118,066,195	(5,258,044)	112,808,151
Empresa Eléctrica Pehuenche S.A.	Separate	40,913,391	172,823,608	213,736,999	32,304,951	44,330,262	137,101,786	213,736,999	147,472,130	(19,725,956)	127,746,174	121,631,813	114,117,571	2,230,250	116,442,545	(31,554,368)	84,888,177	—	84,888,177
Enel Green Power Chile Ltda.	Separate	93,176,241	728,572,966	821,749,207	148,584,958	26,709,820	646,454,429	821,749,207	17,470,331	(5,891)	17,464,440	2,941,543	1,770,750	(3,819,658)	4,271,982	789,773	5,061,755	47,305,179	52,366,934
Empresa Electrica Panguipulli S.A.	Separate	11,883,401	268,737,935	280,621,336	35,237,664	152,717,912	92,665,760	280,621,336	65,392,897	(10,089,283)	55,303,614	45,295,840	25,634,374	(7,544,701)	18,091,741	(3,984,287)	14,107,454	4,145,983	18,253,437
Geotermica del Norte S.A.	Separate	21,392,710	389,334,650	410,727,360	34,868,730	316,179	375,542,451	410,727,360	25,736,468	(4,666,032)	21,070,436	16,240,808	985,760	(2,431,778)	(1,446,018)	(268,161)	(1,714,179)	28,824,398	27,110,219
Parque Eolico Talinay Oriente S.A.	Separate	75,985,899	91,924,981	167,910,880	3,479,000	25,290,284	139,141,596	167,910,880	12,662,715	(891,215)	11,771,500	8,846,598	1,956,884	1,076,843	3,033,727	(812,645)	2,221,082	10,644,581	12,865,663
Enel Green Power Chile S.A.	Separate	190,106,543	732,488,168	922,594,711	54,033,958	534,433,995	334,126,758	922,594,711	144,036,603	(25,778,573)	118,258,030	99,202,697	66,657,147	(23,438,689)	43,218,457	(9,496,203)	33,722,254	25,195,173	58,917,427
Grupo Enel Green Power	Consolidated	371,759,514	1,775,791,317	2,147,550,831	377,911,553	773,916,901	995,722,377	2,147,550,831	273,239,617	(26,298,083)	246,941,534	204,174,344	115,016,205	(42,962,825)	71,875,897	(16,890,333)	54,985,564	122,991,836	177,977,400
Grupo Enel Generación Chile	Consolidated	591,085,044	2,996,113,733	3,587,198,777	488,183,716	1,125,160,667	1,973,854,394	3,587,198,777	1,638,374,434	(834,936,802)	803,437,632	669,742,608	280,918,860	(58,362,079)	224,783,599	(23,457,536)	201,326,063	(55,986,126)	145,339,937
Grupo GasAtacama Chile S.A.	Consolidated	-	-	-	-	-	—	—	186,194,326	(54,061,747)	132,132,579	110,016,642	(107,102,417)	1,143,576	(103,917,448)	56,076,224	-47841224	(4,396,031)	(52,237,255)

	12-31-2018
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	296,453,470	982,926,699	1,279,380,169	450,182,594	63,065,351	766,132,224	1,279,380,169	1,263,224,070	(972,499,916)	290,724,154	200,614,083	159,259,319	6,088,801	165,348,120	(42,967,123)	122,380,997	(600,422)	121,780,574
Enel Generación Chile	Separate	548,220,314	2,725,004,288	3,273,224,602	569,928,285	938,139,970	1,765,156,347	3,273,224,602	1,454,348,386	(1,051,644,602)	402,703,785	300,148,133	226,154,177	(49,980,539)	378,187,852	(42,255,124)	335,932,728	(101,720,204)	234,212,523
Enel Distribución Chile	Separate	288,632,068	975,441,251	1,264,073,319	424,550,547	62,721,352	776,801,421	1,264,073,320	1,259,689,827	(971,366,398)	288,323,429	199,676,810	159,625,438	5,418,883	165,044,321	(43,812,619)	121,231,702	(598,985)	120,632,717
Empresa Eléctrica Pehuenche S.A.	Separate	51,279,432	179,693,183	230,972,615	44,459,384	46,238,192	140,275,039	230,972,615	162,768,188	(21,539,174)	141,229,015	135,558,558	128,068,159	224,543	128,348,399	(34,669,191)	93,679,208	—	93,679,208
Enel Green Power Chile Ltda.	Separate	162,710,963	669,741,595	832,452,558	113,123,832	125,240,940	594,087,786	832,452,558	12,831,131	(15,655)	12,815,476	2,521,606	1,702,927	(5,337,680)	71,323,446	1,601,922	72,925,368	71,701,018	144,626,386
Empresa Electrica Panguipulli S.A.	Separate	16,052,462	255,481,676	271,534,138	59,681,465	131,671,924	80,180,749	271,534,138	45,097,744	(5,320,421)	39,777,324	32,476,777	18,680,884	(1,954,238)	16,726,646	(2,647,884)	14,078,762	(3,643,974)	10,434,788
Geotermica del Norte S.A.	Separate	21,765,295	347,871,452	369,636,747	20,910,840	293,675	348,432,232	369,636,747	17,023,794	(2,109,769)	14,914,025	13,168,978	2,001,882	(3,676,151)	(1,674,269)	454,355	(1,219,914)	45,243,420	44,023,506
Parque Eolico Talinay Oriente S.A.	Separate	63,831,605	87,493,829	151,325,434	6,173,259	18,876,242	126,275,934	151,325,435	10,058,036	(2,434,415)	7,623,621	5,310,400	1,014,857	1,312,902	2,327,759	(613,097)	1,714,661	16,552,523	18,267,184
Enel Green Power del Sur	Separate	129,849,852	655,431,547	785,281,399	44,078,091	467,399,245	273,804,063	785,281,399	94,473,391	(21,024,045)	73,449,347	60,053,812	37,537,228	(24,991,814)	12,545,413	(3,455,173)	9,090,240	34,497,623	43,587,863
Grupo Enel Green Power	Consolidated	344,469,181	1,628,444,820	1,972,914,001	334,639,971	768,719,376	869,554,654	1,972,914,001	183,008,879	(22,330,367)	160,678,512	131,378,740	69,236,957	(38,674,306)	30,471,438	(8,837,176)	21,634,262	173,923,954	195,558,216
Grupo Enel Generación Chile	Consolidated	672,467,353	2,996,760,726	3,669,228,079	593,881,208	1,077,855,824	1,997,491,047	3,669,228,079	1,529,364,081	(818,284,050)	711,080,031	582,249,559	464,383,396	(47,947,351)	423,152,001	(104,946,765)	318,205,236	(106,994,091)	211,211,145
Grupo GasAtacama Chile S.A.	Consolidated	154,726,337	601,914,918	756,641,255	61,155,091	94,466,222	601,019,942	756,641,255	271,433,789	(94,746,408)	176,687,381	146,123,452	109,465,013	1,808,644	115,039,230	(27,946,019)	87093211	(5,273,886)	81,819,325